Lease (Tables)	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
Schedule of Other Information	The operating lease cost was $1,514,162 and $1,070,385 for the year ended June 30, 2024 and 2023, respectively.
	As of and for the year ended June 30,
	2024	2023
Other information
Cash paid for operating leases	1,181,396	1,101,526
ROU assets obtained in exchange for new operating lease liabilities	3,553,256	815,324
Weighted-average remaining lease term (in years):
Operating leases	2.25	1.21
Weighted-average discount rate:
Operating leases	5.10%	5.54%

Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments for operating leases as of June 30, 2024, are as follows:
Operating Leases
2025	1,709,211
2026	1,067,162
2027	442,176
Total minimum lease payments	3,218,549
Less: imputed interest	(218,378)
Total lease liability balance	3,000,171

Minimum payments related to leases not yet commenced as of June 30, 2024	264,637